Related Party Transactions - Schedule of Future Minimum Payments (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
2018	$ 315,000	$ 470,000
2019	1,050,000	350,000
Total	$ 1,365,000	$ 820,000